UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Mid-Cap Index Fund	Shares	Market Value (000)
COMMON STOCKS (100.2%)
Auto & Transportation (2.9%)
PACCAR, Inc.	655,228	$45,289
CSX Corp.	853,678	28,342
Genuine Parts Co.	693,745	26,626
Expeditors International of Washington, Inc.	418,526	21,638
Delphi Corp.	2,005,585	18,632
Lear Corp.	274,255	14,933
C.H. Robinson Worldwide, Inc.	305,852	14,188
Dana Corp.	592,846	10,487
Gentex Corp.	291,946	10,256
* JetBlue Airways Corp.	281,374	5,886
* TRW Automotive Holdings Corp.	116,200	2,190

		198,467

Consumer Discretionary (18.3%)
J.C. Penney Co., Inc. (Holding Co.)	1,121,746	39,575
Starwood Hotels & Resorts Worldwide, Inc.	823,058	38,206
* Coach, Inc.	748,348	31,745
Hilton Hotels Corp.	1,448,260	27,285
Harman International Industries, Inc.	249,502	26,884
* Fisher Scientific International Inc.	450,892	26,301
R.R. Donnelley & Sons Co.	820,729	25,705
Black & Decker Corp.	314,915	24,387
Harrah's Entertainment, Inc.	448,683	23,771
Dollar General Corp.	1,114,422	22,456
* XM Satellite Radio Holdings, Inc.	686,400	21,292
Estee Lauder Cos. Class A	492,982	20,607
Knight Ridder	312,992	20,485
Leggett & Platt, Inc.	725,318	20,381
* Liberty Media International Inc. Class A	601,032	20,052
* VeriSign, Inc.	986,193	19,606
* Office Depot, Inc.	1,244,271	18,701
* Caesars Entertainment, Inc.	1,100,370	18,376
Republic Services, Inc. Class A	613,163	18,248
Jones Apparel Group, Inc.	501,613	17,958
Tiffany & Co.	582,276	17,899
* Interpublic Group of Cos., Inc.	1,666,085	17,644
RadioShack Corp.	607,715	17,405
VF Corp.	349,630	17,289
* Mohawk Industries, Inc.	212,537	16,873
Robert Half International, Inc.	648,348	16,708
Liz Claiborne, Inc.	441,226	16,643
Family Dollar Stores, Inc.	613,948	16,638
Whirlpool Corp.	274,400	16,489
PETsMART, Inc.	574,716	16,316
Michaels Stores, Inc.	271,498	16,075
Nordstrom, Inc.	418,859	16,017
Manpower Inc.	357,472	15,904
Mandalay Resort Group	228,127	15,661
CDW Corp.	265,794	15,424
* Toys R Us, Inc.	851,001	15,097
* ChoicePoint Inc.	351,624	14,997
ServiceMaster Co.	1,155,327	14,858
Fastenal Co.	256,540	14,777
* Williams-Sonoma, Inc.	393,077	14,760
Wendy's International, Inc.	431,114	14,485
Darden Restaurants Inc.	608,347	14,187
* Sirius Satellite Radio, Inc.	4,423,600	14,156
* Kmart Holding Corp.	160,481	14,037
* MGM Mirage, Inc.	282,426	14,022
Ross Stores, Inc.	596,046	13,971
* Lamar Advertising Co. Class A	333,064	13,859
The Stanley Works	324,815	13,814
Foot Locker, Inc.	578,464	13,710
Sabre Holdings Corp.	553,082	13,567
* AutoNation, Inc.	744,431	12,715
Alberto-Culver Co. Class B	287,954	12,520
International Flavors & Fragrances, Inc.	319,088	12,189
* Iron Mountain, Inc.	358,825	12,146
GTECH Holdings Corp.	472,000	11,951
* Brinker International, Inc.	383,381	11,942
Abercrombie & Fitch Co.	377,464	11,890
Hasbro, Inc.	631,465	11,872
* Dollar Tree Stores, Inc.	429,130	11,565
Circuit City Stores, Inc.	751,205	11,523
* Chico's FAS, Inc.	336,861	11,521
* Career Education Corp.	402,834	11,453
Outback Steakhouse	251,421	10,442
Aramark Corp. Class B	430,387	10,390
* Advance Auto Parts, Inc.	295,010	10,148
Belo Corp. Class A	397,438	8,958
* Tech Data Corp.	230,892	8,901
* CarMax, Inc.	408,974	8,813
* The Cheesecake Factory	195,867	8,501
* Pixar, Inc.	100,756	7,950
Meredith Corp.	153,391	7,881
* Convergys Corp.	570,297	7,659
Polo Ralph Lauren Corp.	205,494	7,474
Reebok International Ltd.	188,699	6,929
* Allied Waste Industries, Inc.	746,545	6,607
* Rent-A-Center, Inc.	253,118	6,546
* Weight Watchers International, Inc.	166,600	6,467
* Westwood One, Inc.	305,368	6,037
Maytag Corp.	310,413	5,702
International Speedway Corp.	112,036	5,591
The McClatchy Co. Class A	78,813	5,582
Saks Inc.	449,246	5,413
* Entercom Communications Corp.	161,214	5,265
* Dex Media, Inc.	228,900	4,846
* Corinthian Colleges, Inc.	353,832	4,770
* Radio One, Inc. Class D	238,312	3,391
* Hewitt Associates, Inc.	123,340	3,264
* Columbia Sportswear Co.	55,386	3,019
Regal Entertainment Group Class A	145,168	2,773
Metro-Goldwyn-Mayer Inc.	229,354	2,654
* Citadel Broadcasting Corp.	206,811	2,651
Hearst-Argyle Television Inc.	101,050	2,471
* Cox Radio, Inc.	155,052	2,313
* Exult Inc.	234,180	1,232
* Radio One, Inc.	85,494	1,222
Blockbuster Inc. Class A	144,260	1,095
* Adesa, Inc.	87	1

		1,281,548

Consumer Staples (2.7%)
UST, Inc.	658,162	26,498
Whole Foods Market, Inc.	245,881	21,094
* Dean Foods Co.	624,857	18,758
McCormick & Co., Inc.	486,493	16,706
SuperValu Inc.	538,287	14,830
Tyson Foods, Inc.	898,321	14,391
* Constellation Brands, Inc. Class A	376,967	14,347
J.M. Smucker Co.	219,715	9,758
* Smithfield Foods, Inc.	353,213	8,830
* Del Monte Foods Co.	825,428	8,659
Hormel Foods Corp.	303,807	8,136
Brown-Forman Corp. Class B	161,352	7,390
Adolph Coors Co. Class B	98,940	6,720
Carolina Group	228,192	5,561
PepsiAmericas, Inc.	266,502	5,090

		186,768

Financial Services (22.5%)
CIGNA Corp.	562,253	39,150
CIT Group Inc.	841,897	31,479
Sovereign Bancorp, Inc.	1,364,789	29,780
Vornado Realty Trust REIT	449,897	28,200
Jefferson-Pilot Corp.	556,005	27,611
Rouse Co. REIT	409,479	27,386
Popular, Inc.	1,005,505	26,445
MGIC Investment Corp.	392,850	26,144
National Commerce Financial Corp.	761,770	26,060
Plum Creek Timber Co. Inc. REIT	728,670	25,525
General Growth Properties Inc. REIT	823,177	25,519
ProLogis REIT	721,262	25,417
Synovus Financial Corp.	969,561	25,354
Archstone-Smith Trust REIT	778,893	24,644
Banknorth Group, Inc.	680,227	23,808
Torchmark Corp.	442,635	23,539
Fidelity National Financial, Inc.	616,585	23,492
Cincinnati Financial Corp.	568,817	23,447
T. Rowe Price Group Inc.	453,451	23,099
SAFECO Corp.	501,553	22,896
Boston Properties, Inc. REIT	402,333	22,285
The Chicago Mercantile Exchange	134,600	21,711
Huntington Bancshares Inc.	866,700	21,590
Compass Bancshares Inc.	486,920	21,337
Zions Bancorp	338,327	20,652
Kimco Realty Corp. REIT	397,525	20,393
First Horizon National Corp.	468,468	20,313
Legg Mason Inc.	378,640	20,170
New York Community Bancorp, Inc.	946,230	19,436
Duke Realty Corp. REIT	564,997	18,758
* Host Marriott Corp. REIT	1,310,638	18,388
* Providian Financial Corp.	1,157,996	17,995
UnumProvident Corp.	1,119,488	17,565
Radian Group, Inc.	373,843	17,283
Old Republic International Corp.	687,544	17,209
Avalonbay Communities, Inc. REIT	284,755	17,148
* The Dun & Bradstreet Corp.	282,869	16,604
Everest Re Group, Ltd.	222,584	16,545
Public Storage, Inc. REIT	332,340	16,467
Commerce Bancorp, Inc.	294,383	16,250
* E*TRADE Financial Corp.	1,380,791	15,769
Hibernia Corp. Class A	586,304	15,484
The PMI Group Inc.	380,496	15,441
iStar Financial Inc. REIT	372,050	15,340
TCF Financial Corp.	504,798	15,290
White Mountains Insurance Group Inc.	28,787	15,142
Doral Financial Corp.	364,872	15,131
Mercantile Bankshares Corp.	314,242	15,071
Developers Diversified Realty Corp. REIT	384,488	15,053
Equifax, Inc.	544,802	14,361
Health Care Properties Investors REIT	525,180	13,655
Liberty Property Trust REIT	336,862	13,421
Associated Banc-Corp	417,162	13,378
Apartment Investment & Management Co. Class A REIT	374,413	13,022
RenaissanceRe Holdings Ltd.	252,413	13,019
Allied Capital Corp.	525,592	12,819
W.R. Berkley Corp.	300,223	12,657
AMB Property Corp. REIT	328,642	12,166
Arthur J. Gallagher & Co.	361,186	11,966
* DST Systems, Inc.	268,735	11,951
Investors Financial Services Corp.	262,983	11,868
PartnerRe Ltd.	214,078	11,708
Regency Centers Corp. REIT	248,188	11,538
Leucadia National Corp.	197,419	11,184
Weingarten Realty Investors REIT	335,667	11,080
A.G. Edwards & Sons, Inc.	318,092	11,012
* Ameritrade Holding Corp.	913,572	10,972
Independence Community Bank Corp.	280,500	10,954
Commerce Bancshares, Inc.	227,359	10,934
* Markel Corp.	35,275	10,879
Hospitality Properties Trust REIT	253,970	10,791
City National Corp.	164,799	10,704
Brown & Brown, Inc.	232,616	10,631
Fulton Financial Corp.	486,364	10,408
SEI Corp.	308,910	10,404
Janus Capital Group Inc.	761,827	10,368
Protective Life Corp.	261,944	10,297
New Plan Excel Realty Trust REIT	406,442	10,161
Bank of Hawaii Corp.	212,030	10,018
Astoria Financial Corp.	279,791	9,930
Friedman, Billings, Ramsey Group, Inc. REIT	510,300	9,747
Valley National Bancorp	373,148	9,530
Hudson City Bancorp, Inc.	263,636	9,422
Federated Investors, Inc.	322,565	9,174
Eaton Vance Corp.	225,772	9,119
Assurant, Inc.	339,500	8,827
Axis Capital Holdings Ltd.	339,060	8,816
Wilmington Trust Corp.	237,848	8,612
* CheckFree Corp.	304,554	8,427
Fair, Isaac, Inc.	280,746	8,198
Deluxe Corp.	198,513	8,143
Dow Jones & Co., Inc.	194,557	7,901
Nationwide Financial Services, Inc.	224,559	7,884
Unitrin, Inc.	189,394	7,873
Erie Indemnity Co. Class A	112,984	5,764
Mercury General Corp.	107,170	5,668
Transatlantic Holdings, Inc.	103,436	5,622
BlackRock, Inc.	72,313	5,314
Montpelier Re Holdings Ltd.	137,068	5,028
* WellChoice Inc.	131,306	4,902
Total System Services, Inc.	154,505	3,900
* BOK Financial Corp.	81,256	3,625
* CapitalSource Inc.	161,594	3,610
Capitol Federal Financial	86,691	2,790
Student Loan Corp.	15,748	2,232
Nuveen Investments, Inc. Class A	64,889	1,921

		1,575,120

Health Care (8.4%)
* Medco Health Solutions, Inc.	1,077,897	33,307
Quest Diagnostics, Inc.	329,204	29,042
* Laboratory Corp. of America Holdings	562,182	24,579
AmerisourceBergen Corp.	446,581	23,986
C.R. Bard, Inc.	414,950	23,499
IMS Health, Inc.	934,528	22,354
Health Management Associates Class A	966,619	19,748
Mylan Laboratories, Inc.	1,068,078	19,225
* Celgene Corp.	325,447	18,951
* Varian Medical Systems, Inc.	543,974	18,805
* Hospira, Inc.	589,600	18,042
* Sepracor Inc.	340,399	16,605
* Express Scripts Inc.	248,026	16,206
* Coventry Health Care Inc.	299,744	15,997
* Millennium Pharmaceuticals, Inc.	1,151,532	15,788
* Patterson Cos	204,089	15,625
DENTSPLY International Inc.	288,329	14,976
* Barr Pharmaceuticals Inc.	352,776	14,616
* IVAX Corp.	735,307	14,081
Bausch & Lomb, Inc.	209,331	13,910
Beckman Coulter, Inc.	245,156	13,758
* ImClone Systems, Inc.	243,000	12,843
* Humana Inc.	610,196	12,192
* Watson Pharmaceuticals, Inc.	411,396	12,120
* Lincare Holdings, Inc.	395,592	11,753
Omnicare, Inc.	413,082	11,715
* King Pharmaceuticals, Inc.	960,232	11,465
* Health Net Inc.	448,855	11,096
* Invitrogen Corp.	197,700	10,872
* Cephalon, Inc.	223,148	10,689
Manor Care, Inc.	353,614	10,594
* Triad Hospitals, Inc.	302,533	10,419
* Henry Schein, Inc.	166,538	10,377
Universal Health Services Class B	216,789	9,430
* Millipore Corp.	196,328	9,394
* Community Health Systems, Inc.	346,661	9,249
* Kinetic Concepts, Inc.	159,100	8,361
* WebMD Corp.	1,179,655	8,210
* ICOS Corp.	235,696	5,690

		589,569

Integrated Oils (0.8%)
Amerada Hess Corp.	322,231	28,679
Murphy Oil Corp.	329,156	28,561

		57,240

Other Energy (7.6%)
Valero Energy Corp.	511,914	41,061
BJ Services Co.	639,781	33,531
XTO Energy, Inc.	965,916	31,373
Kerr-McGee Corp.	534,713	30,612
EOG Resources, Inc.	463,488	30,521
* Nabors Industries, Inc.	590,132	27,943
* Weatherford International Ltd.	527,056	26,890
* Smith International, Inc.	415,151	25,212
Williams Cos., Inc.	2,065,066	24,987
GlobalSantaFe Corp.	793,214	24,312
* Noble Corp.	529,531	23,802
El Paso Corp.	2,488,687	22,871
Sunoco, Inc.	300,537	22,234
ENSCO International, Inc.	600,522	19,619
Pioneer Natural Resources Co.	479,196	16,523
Chesapeake Energy Corp.	989,788	15,668
Equitable Resources, Inc.	248,631	13,503
Noble Energy, Inc.	219,361	12,776
Patterson-UTI Energy, Inc.	628,526	11,986
* Cooper Cameron Corp.	213,737	11,721
Pogo Producing Co.	241,378	11,453
* Rowan Cos., Inc.	420,882	11,111
* National-Oilwell, Inc.	324,311	10,657
* Pride International, Inc.	454,095	8,987
Diamond Offshore Drilling, Inc.	257,344	8,490
* Evergreen Resources, Inc.	183,900	7,363
Texas Genco Holdings, Inc.	62,602	2,920

		528,126

Materials & Processing (7.6%)
Monsanto Co.	1,056,011	38,460
Phelps Dodge Corp.	371,806	34,217
Georgia Pacific Group	912,380	32,800
Nucor Corp.	313,892	28,680
* American Standard Cos., Inc.	736,617	28,662
Freeport-McMoRan Copper & Gold, Inc. Class B	704,058	28,514
MeadWestvaco Corp.	801,456	25,567
Sherwin-Williams Co.	484,089	21,281
Vulcan Materials Co.	385,828	19,658
Smurfit-Stone Container Corp.	1,004,919	19,465
United States Steel Corp.	450,600	16,952
Ball Corp.	425,974	15,944
* Sealed Air Corp.	335,421	15,547
Sigma-Aldrich Corp.	261,296	15,155
Fluor Corp.	330,249	14,703
Eastman Chemical Co.	308,026	14,647
* Pactiv Corp.	609,266	14,165
Ashland, Inc.	251,951	14,129
Engelhard Corp.	494,343	14,015
The St. Joe Co.	287,955	13,756
* Energizer Holdings, Inc.	293,579	13,534
Temple-Inland Inc.	198,203	13,309
Lyondell Chemical Co.	559,104	12,557
Bemis Co., Inc.	404,130	10,742
Sonoco Products Co.	369,961	9,782
Valspar Corp.	191,823	8,954
Bowater Inc.	221,248	8,449
* Jacobs Engineering Group Inc.	212,775	8,147
* Owens-Illinois, Inc.	437,896	7,006
Packaging Corp. of America	250,683	6,134
Lafarge North America Inc.	123,977	5,813
* International Steel Group, Inc.	76,628	2,582

		533,326

Producer Durables (6.4%)
* Xerox Corp.	3,181,765	44,799
Parker Hannifin Corp.	475,429	27,984
D. R. Horton, Inc.	834,026	27,615
Pulte Homes, Inc.	428,518	26,298
Rockwell Collins, Inc.	705,161	26,190
Centex Corp.	490,532	24,752
Cooper Industries, Inc. Class A	367,888	21,705
* Waters Corp.	475,305	20,961
Lennar Corp. Class A	427,536	20,351
* Thermo Electron Corp.	659,122	17,809
W.W. Grainger, Inc.	307,205	17,710
* Novellus Systems, Inc.	588,072	15,637
Goodrich Corp.	444,468	13,939
Diebold, Inc.	288,611	13,478
KB HOME	158,019	13,351
Pall Corp.	497,632	12,182
Tektronix, Inc.	358,306	11,914
American Power Conversion Corp.	676,879	11,771
* LAM Research Corp.	533,158	11,665
* NVR, Inc.	20,612	11,357
Molex, Inc.	374,437	11,166
* Teradyne, Inc.	771,677	10,340
Garmin Ltd.	236,768	10,240
Hubbell Inc. Class B	203,516	9,124
* Alliant Techsystems, Inc.	148,030	8,956
Molex, Inc. Class A	201,900	5,312
Lennar Corp. Class B	63,528	2,783

		449,389

Technology (12.3%)
* Apple Computer, Inc.	1,511,065	58,554
* Computer Sciences Corp.	745,841	35,129
* Network Appliance, Inc.	1,312,824	30,195
* Flextronics International Ltd.	2,209,216	29,272
* Altera Corp.	1,488,562	29,131
Rockwell Automation, Inc.	739,178	28,606
L-3 Communications Holdings, Inc.	400,470	26,832
* Avaya Inc.	1,676,168	23,366
Microchip Technology, Inc.	822,370	22,072
Autodesk, Inc.	451,399	21,952
* National Semiconductor Corp.	1,416,064	21,935
* Marvell Technology Group Ltd.	724,404	18,929
* SanDisk Corp.	642,218	18,701
* NCR Corp.	376,235	18,658
* JDS Uniphase Corp.	5,479,947	18,467
* Advanced Micro Devices, Inc.	1,406,162	18,280
* Solectron Corp.	3,403,561	16,848
Scientific-Atlanta, Inc.	609,221	15,791
* Zebra Technologies Corp. Class A	255,923	15,614
Applera Corp.-Applied Biosystems Group	802,804	15,149
* Jabil Circuit, Inc.	638,653	14,689
* Comverse Technology, Inc.	778,156	14,653
* Sanmina-SCI Corp.	2,071,907	14,607
Harris Corp.	264,767	14,546
* Tellabs, Inc.	1,571,126	14,439
* Siebel Systems, Inc.	1,899,001	14,318
* Cadence Design Systems, Inc.	1,087,236	14,178
* BMC Software, Inc.	886,303	14,012
* Unisys Corp.	1,325,793	13,682
* McAfee Inc.	657,601	13,218
* Mercury Interactive Corp.	366,808	12,794
Seagate Technology	920,972	12,452
* Amphenol Corp.	349,750	11,982
* Citrix Systems, Inc.	677,124	11,863
Symbol Technologies, Inc.	932,818	11,791
* Storage Technology Corp.	446,747	11,285
* QLogic Corp.	370,904	10,982
* Ceridian Corp.	591,152	10,883
* BEA Systems, Inc.	1,538,848	10,633
* Synopsys, Inc.	620,578	9,824
* Novell, Inc.	1,538,300	9,707
Intersil Corp.	596,427	9,501
* NVIDIA Corp.	620,092	9,004
* Compuware Corp.	1,536,701	7,914
* Red Hat, Inc.	619,300	7,580
* Ingram Micro, Inc. Class A	463,810	7,467
* Vishay Intertechnology, Inc.	575,690	7,426
* Freescale Semiconductor Inc.	484,000	6,921
National Instruments Corp.	217,141	6,573
* LSI Logic Corp.	1,498,389	6,458
* 3Com Corp.	1,504,746	6,350
* UTStarcom, Inc.	380,702	6,133
* PMC Sierra Inc.	694,600	6,119
* ADC Telecommunications, Inc.	3,172,141	5,742
* Fairchild Semiconductor International, Inc.	398,578	5,648
* Agere Systems Inc. Class A	4,963,276	5,211
* CIENA Corp.	1,896,426	3,755
AVX Corp.	238,697	2,829
* Agere Systems Inc. Class B	1,859,200	1,896

		862,546

Utilities (8.8%)
TXU Corp.	1,147,695	54,998
PPL Corp.	707,137	33,363
Edison International	1,166,024	30,911
Sempra Energy	822,310	29,759
Constellation Energy Group, Inc.	693,876	27,644
Xcel Energy, Inc.	1,587,804	27,501
Cinergy Corp.	679,654	26,914
KeySpan Corp.	636,931	24,968
Kinder Morgan, Inc.	394,711	24,796
* AES Corp.	2,407,097	24,047
NiSource, Inc.	1,047,493	22,008
* NTL Inc.	311,700	19,347
CenturyTel, Inc.	524,719	17,966
* Cablevision Systems NY Group Class A	874,468	17,734
Telephone & Data Systems, Inc.	202,012	17,003
MCI Inc.	939,246	15,732
SCANA Corp.	419,856	15,677
Questar Corp.	333,256	15,270
Pinnacle West Capital Corp.	363,430	15,082
Wisconsin Energy Corp.	470,284	15,002
Pepco Holdings, Inc.	738,436	14,695
Energy East Corp.	582,609	14,670
Citizens Communications Co.	1,086,119	14,543
CenterPoint Energy Inc.	1,099,842	11,394
MDU Resources Group, Inc.	418,155	11,010
* UnitedGlobalCom Inc. Class A	1,466,200	10,953
TECO Energy, Inc.	790,793	10,699
NSTAR	210,983	10,359
DPL Inc.	503,245	10,357
Northeast Utilities	509,185	9,873
Puget Energy, Inc.	390,500	8,864
* Nextel Partners, Inc.	475,926	7,891
* Level 3 Communications, Inc.	1,731,571	4,485
* U.S. Cellular Corp.	62,538	2,699

		618,214

Other (1.9%)
Eaton Corp.	568,956	36,078
Textron, Inc.	492,580	31,658
ITT Industries, Inc.	331,500	26,517
Brunswick Corp.	357,932	16,379
Hillenbrand Industries, Inc.	223,144	11,275
SPX Corp.	302,180	10,697

		132,604

TOTAL COMMON STOCKS
(Cost $5,690,896)		7,012,917

TEMPORARY CASH INVESTMENTS (1.9%)

Money Market Fund (1.9%)
Vanguard Market Liquidity Fund, 1.74%**	128,321,425	128,321
	Face
	Amount
	(000)

U.S. Agency Obligation
Federal National Mortgage Assn. (1)
(2)1.45%, 10/6/2004	$2,000	2,000

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $130,321)		130,321

TOTAL INVESTMENTS (102.1%)
(Cost $5,821,217)		7,143,238

OTHER ASSETS AND LIABILITIES--NET (-2.1%)		(143,928)

NET ASSETS (100%)		$6,999,310

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(2)Security segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $5,821,217,000. Net unrealized appreciation of investment securities for tax purposes was $1,322,021,000, consisting of unrealized gains of $1,523,296,000 on securities that had risen in value since their purchase and $201,275,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.5% and 1.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	54	$16,041	$81
E-mini S&P MidCap 400 Index	4	238	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.